Summary of Significant Accounting Policies (Details)			6 Months Ended
	Apr. 01, 2018 HKD ($)	Apr. 01, 2018 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Short-term investments			3 months	3 months
Lease terms				12 months
Contributions by employer and employee rate			5.00%	5.00%
Relevant income			$ 30,000	$ 3,834
Accrued income taxes				4,852	$ 4,441	$ 7,920
Assessable profits income tax				$ (69,914)	99,626
Tax benefit percentage			50.00%	50.00%
Accounts receivable				$ 99,908		32,411
Allowance of accounts receivable
Income tax benefits losses carryforward amount				4,852
Dilutive securities
Starchain [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage					16.50%
HF IAM [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage					8.25%
Assessable profits income tax	$ 256,000	$ 2,000,000
Hong Kong [Member] | HF IAM [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax percentage	16.50%	16.50%
Assessable profits income tax	$ 256,000	$ 2